CONVERTIBLE DEBT OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Convertible notes 2019 [member] | Genius group ltd [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted			$ 1,819,145
Convertible note issuances			$ 36,383
Convertible notes 2019 [member] | Genius group ltd [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Bear interest at rate			10.00%
Convertible notes 2019 [member] | Genius group ltd [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Bear interest at rate			12.00%
Senior secured convertible note [member] | Genius group ltd [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted		$ 18,130,000
Purchase of shares		$ 17,000,000
Initial fixed price		$ 5.17
Convertible notes 2020 [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted	$ 416,830
Debt conversion unpaid amount	122,415	$ 539,245
Convertible notes 2022 [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted	16,324,424
Debt conversion unpaid amount	0	7,975,851
Accrued interest converted	$ 1,701,964
Interest	45,239,635
Aggregate principal amount converted	$ 2,004,822	$ 509,311